Related Party Transactions - Narrative Part 4 (Details) $ in Thousands			1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 02, 2012	Apr. 29, 2011 USD ($) item installment	Dec. 31, 2011 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Related Party Transaction [Line Items]
Cost of sales - equipment, services and other				$ 13,116		$ 23,804	$ 25,103	$ 54,299		$ 91,653	$ 106,037	$ 85,627
Dish Network | TiVo v. Dish Network and EchoStar Corporation
Related Party Transaction [Line Items]
Settlement amount		$ 500,000
Initial settlement amount paid		300,000
Aggregate of six annual installment amounts between 2012 and 2017		$ 200,000
Estimated percentage of annual future payments payable by the company		95.00%
Litigation settlement number of annual installments | installment		6
Contribution from related party		$ 10,000
Receiver Agreement
Related Party Transaction [Line Items]
Additional term of renewal option							1 year
gTLD Agreement [Member]
Related Party Transaction [Line Items]
Amount paid by related party transaction					$ 1,000				$ 1,000
EchoStar
Related Party Transaction [Line Items]
Agreement Renewal Option Term	1 year
EchoStar | TiVo v. Dish Network and EchoStar Corporation
Related Party Transaction [Line Items]
Settlement amount		(500,000)
Initial settlement amount paid		300,000
Aggregate of six annual installment amounts between 2012 and 2017		$ 200,000
Litigation settlement number of annual installments | item		6
Contribution from related party		$ 10,000
EchoStar | Receiver Agreement
Related Party Transaction [Line Items]
Minimum notice period for termination of agreement	60 days
Purchased set-top boxes and other equipment from EchoStar				$ 183,000		$ 193,000	$ 430,000	$ 416,000		$ 753,000	$ 1,114,000	$ 1,242,000
EchoStar | Patent Cross-License Agreements | Maximum
Related Party Transaction [Line Items]
Payments to third party by related party													$ 10,000
Payments to third party by related party under extension option													3,000
EchoStar | Patent Cross-License Agreements | Dish Network | Maximum
Related Party Transaction [Line Items]
Payments to third party by related party			$ 10,000
Payments to third party by related party under extension option													$ 3,000